SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives at Annual Rates) (Details)	12 Months Ended
Dec. 31, 2015
Lab equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	25.00%
Lab equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	33.00%
Computers and peripheral equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	15.00%
Computers and peripheral equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	33.00%
Office furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	6.00%
Office furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	15.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	By the shorter of term of the lease or the useful life of the asset